Diamond Hill Securitized Credit Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Securitized - 97.4%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.6%
Accelerated Assets, LLC, Series 2021-1H, Class D (a)	3.580%	10/20/40	$527,682	$485,776
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (a)(b)	10.886%	09/25/32	3,825,000	3,824,883
				4,310,659
Agency MBS CMO Derivatives - 0.8%
FHLMC, Series 3866, Class DS (IO) (-2* SOFR30A + 921) (b)	0.127%	05/15/41	318,205	258,525
GNMA, Series 2021-158, Class MT (IO) (-3.33* SOFR30A + 11) (b)	0.000%	08/20/51	1,605,260	670,350
				928,875
Auto Loan - 6.3%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G (a)	11.395%	09/15/32	1,184,550	1,208,413
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (a)	10.219%	06/15/33	1,858,731	1,876,483
Hertz Vehicle Financing, LLC, Series 2023-2A, Class D (a)	9.400%	09/25/29	250,000	260,378
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (a)	10.739%	04/25/34	1,750,000	1,751,174
Tricolor Auto Securitization Trust, Series 2025-2A, Class F (a)(c)(d)	11.230%	03/15/32	1,300,000	156,000
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class D (a)	9.685%	09/26/33	2,400,000	2,400,965
				7,653,413
CRE/CLO - 2.2%
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(b)	7.778%	11/15/37	800,000	773,361
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(b)	6.678%	02/15/38	125,000	122,289
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(b)	6.728%	05/15/38	1,850,000	1,774,157
				2,669,807
Credit Cards - 6.7%
Genesis Sales Finance Master Trust, Series 2024-B, Class F (a)	13.370%	12/20/32	2,000,000	2,030,960
Perimeter Master Note Business Trust, Series 2025-1A, Class D (a)	12.800%	12/16/30	6,000,000	6,081,857
				8,112,817
HECM - 17.9%
Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1 (a)	1.600%	10/25/63	2,586,042	2,261,908
Brean Asset Backed Securities Trust, Series 2025-RM10, Class M4 (a)	5.000%	01/25/65	1,859,595	1,497,803
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M4 (a)	4.500%	07/25/65	2,366,184	1,775,209
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M4 (a)	4.500%	03/25/78	5,530,716	4,637,606
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M2 (a)	4.500%	03/25/78	1,942,089	1,756,101
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M3 (a)	4.500%	03/25/78	1,149,338	1,008,264
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (a)	6.000%	10/01/34	3,000,000	2,281,339
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	2,000,000	1,669,870
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	1,580,000	1,501,156
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (a)	4.000%	08/25/62	3,750,000	3,329,979
				21,719,235

Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Securitized - 97.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory - 2.3%
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(b)	7.214%	03/15/38	$1,225,000	$1,207,280
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	6.243%	05/15/39	1,750,000	1,599,062
				2,806,342
Multifamily - 3.9%
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(b)	9.856%	07/25/41	2,500,000	2,499,975
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (a)(b)	10.348%	10/25/44	2,125,000	2,261,391
				4,761,366
Non-Agency MBS 2.0 - 2.3%
Redwood Funding Trust, Series 2025-3, Class B (a)	7.749%	12/27/56	2,800,000	2,798,138

Office - 17.7%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (a)	2.627%	01/15/32	2,500,000	2,208,166
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (a)	3.665%	12/15/35	3,500,000	3,296,557
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (a)	3.289%	01/15/32	5,000,000	3,770,477
COLEM Mortgage Trust, Series 2022-HLNE, Class B (a)	2.461%	04/12/42	2,000,000	1,774,212
COLEM Mortgage Trust, Series 2022-HLNE, Class D (a)	2.461%	04/12/42	1,800,000	1,471,351
DBGS Mortgage Trust, Series 2018-5BP, Class D (a)	5.961%	06/15/33	1,000,000	870,500
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(b)	5.414%	10/15/43	1,065,000	1,034,714
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(b)	5.964%	10/15/43	1,738,000	1,649,471
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (a)(b)	6.661%	12/15/35	1,500,000	1,431,739
NYT Mortgage Trust, Series 2019-NYT, Class E (1* TSFR1M + 280) (a)(b)	7.161%	12/15/35	1,000,000	909,493
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	3,000,000	3,027,832
				21,444,512

Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Securitized - 97.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.8%
Fidelis Mortgage Trust, Series 2025-RTL2, Class B (a)	8.400%	07/25/40	$1,000,000	$976,768
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (a)	8.539%	02/25/40	2,400,000	2,384,854
				3,361,622
Single Family Rental - 2.2%
Progress Residential Trust, Series 2021-SFR3, Class A (a)	1.637%	05/17/26	149,975	148,841
Progress Residential Trust, Series 2021-SFR6, Class D (a)	2.225%	07/17/38	2,556,000	2,512,435
				2,661,276
Small Business - 6.8%
CPC Asset Securitization, LLC, Series 2025-1A, Class D (a)	11.240%	07/15/31	2,580,000	2,602,942
Kapitus Asset Securitization, LLC, Series 2024-1A, Class D (a)	9.900%	09/10/31	2,100,000	2,118,353
Mulligan Asset Securitization Loans, Series 2024-1, Class C (a)	12.057%	10/15/31	2,500,000	2,551,286
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (a)	12.057%	10/15/31	1,000,000	1,020,514
				8,293,095
Unsecured Consumer - 21.9%
AMCR ABS Trust, Series 2023-1A, Class C (a)	12.520%	01/21/31	500,000	526,291
AMCR ABS Trust, Series 2024-A, Class C (a)	11.250%	08/18/31	4,082,000	4,348,871
Cherry Securitization Trust, Series 2024-1A, Class D (a)	12.280%	04/15/32	3,000,000	3,065,102
Cherry Securitization Trust, Series 2025-1A, Class D (a)	12.690%	11/15/32	4,010,000	4,132,459
Freedom Financial, Series 2022-4FP, Class CTF (a)(c)	0.000%	12/18/29	25,976	4,808,158
Marlette Funding Trust, Series 2024-1, Class R (a)(c)	0.000%	09/15/33	5,000	862,500
Oportun Funding, LLC, Series 2025-A, Class E (a)	10.000%	02/08/33	1,500,000	1,506,576
Oportun Funding, LLC, Series 2025-B, Class E (a)	9.400%	05/09/33	1,000,000	1,010,076
Oportun Funding, LLC, Series 2025-C, Class E (a)	9.200%	07/08/33	1,800,000	1,808,119
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (a)	12.626%	12/15/32	2,499,495	2,567,430
Pagaya Point of Sale Holdings, Series 2025-1, Class F (a)	12.000%	01/20/34	2,000,000	1,880,240
				26,515,822

Total Securitized (Cost $113,671,950)				$118,036,979

Diamond Hill Securitized Credit Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Registered Investment Companies - 2.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.09% (e) (Cost $2,791,482)	2,791,482	$2,791,482

Total Investment Securities - 99.7% (Cost $116,463,432)		$120,828,461

Other Assets in Excess of Liabilities - 0.3%		356,145

Net Assets - 100.0%		$121,184,606

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2025 was $117,108,104, representing 96.6% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Illiquid and fair valued security, using observable inputs, as adopted under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2025 was $5,826,658, representing 4.8% of net assets.
(d)	Non-income producing security - security in default.
(e)	The rate shown is the 7-day effective yield as of September 30, 2025.

IO - Interest Only

NA - National Association

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR